US Vegan Climate ETF
Schedule of Investments
April 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Administrative and Support and Waste Management and Remediation Services - 6.2%
899	Accenture plc - Class A	$166,486
58	Booking Holdings, Inc. (a)	85,873
145	Broadridge Financial Solutions, Inc.	16,820
174	Equifax, Inc.	24,169
203	Expedia Group, Inc.	14,409
145	FleetCor Technologies, Inc. (a)	34,981
411	Global Payments, Inc.	68,234
116	IAC/InterActiveCorp (a)	25,924
522	IHS Markit, Ltd.	35,131
2,030	Mastercard, Inc. - Class A	558,189
232	Moody's Corporation	56,585
319	Republic Services, Inc.	24,990
290	TransUnion	22,849
		1,134,640
	Arts, Entertainment, and Recreation - 0.3%
406	Electronic Arts, Inc. (a)	46,389

	Construction - 0.6%
290	DR Horton, Inc.	13,694
232	Lennar Corporation - Class A	11,616
29	NVR, Inc. (a)	89,900
58	PulteGroup, Inc.	1,640
		116,850
	Finance and Insurance - 17.8%
957	Aflac, Inc.	35,639
29	Alleghany Corporation	15,478
435	Allstate Corporation	44,248
580	Ally Financial, Inc.	9,506
899	American Express Company	82,034
1,247	American International Group, Inc.	31,711
174	Ameriprise Financial, Inc.	20,000
377	Anthem, Inc.	105,835
319	Aon plc	55,082
493	Arch Capital Group, Ltd. (a)	11,847
232	Arthur J Gallagher & Company	18,212
16,936	Bank of America Corporation	407,311
1,247	Bank of New York Mellon Corporation	46,812
174	BlackRock, Inc.	87,355
667	Capital One Financial Corporation	43,195
145	Cboe Global Markets, Inc.	14,410
798	Centene Corporation (a)	53,131
1,740	Charles Schwab Corporation	65,633

551	Chubb, Ltd.	59,513
522	Cigna Corporation	102,197
203	Cincinnati Financial Corporation	13,357
522	CME Group, Inc.	93,026
203	Comerica, Inc.	7,077
493	Discover Financial Services	21,184
377	E*TRADE Financial Corporation	15,310
58	Everest Re Group, Ltd.	10,041
319	Fidelity National Financial, Inc.	8,629
1,044	Fifth Third Bancorp	19,512
203	First Republic Bank	21,171
522	Hartford Financial Services Group, Inc.	19,831
174	Humana, Inc.	66,437
1,537	Huntington Bancshares, Inc.	14,202
783	Intercontinental Exchange, Inc.	70,039
1,450	KeyCorp	16,892
290	Lincoln National Corporation	10,286
174	M&T Bank Corporation	19,502
29	Markel Corporation (a)	25,109
58	MarketAxess Holdings, Inc.	26,391
696	Marsh & McLennan Companies, Inc.	67,742
1,044	MetLife, Inc.	37,667
116	MSCI, Inc.	37,932
145	Nasdaq, Inc.	15,902
319	Northern Trust Corporation	25,252
609	PNC Financial Services Group, Inc.	64,962
406	Principal Financial Group, Inc.	14,782
812	Progressive Corporation	62,768
580	Prudential Financial, Inc.	36,175
203	Raymond James Financial, Inc.	13,382
1,508	Regions Financial Corporation	16,211
87	Reinsurance Group of America, Inc.	9,107
319	S&P Global, Inc.	93,429
522	State Street Corporation	32,907
87	SVB Financial Group (a)	16,806
957	Synchrony Financial	18,939
348	T Rowe Price Group, Inc.	40,239
406	TD Ameritrade Holding Corporation	15,944
348	Travelers Companies, Inc.	35,221
1,927	Truist Financial Corporation	71,916
2,088	UnitedHealth Group, Inc.	610,677
2,088	US Bancorp	76,212
638	Western Union Company	12,167
174	Willis Towers Watson plc	31,022
116	WR Berkley Corporation	6,264
		3,250,770
	Health Care and Social Assistance - 0.3%
406	HCA Healthcare, Inc.	44,611
116	Universal Health Services, Inc. - Class B	12,260
		56,871

	Information - 32.0%●
1,102	Activision Blizzard, Inc.	70,230
696	Adobe, Inc. (a)	246,133
261	Akamai Technologies, Inc. (a)	25,502
493	Altice USA, Inc. - Class A (a)	12,803
116	ANSYS, Inc. (a)	30,372
14,587	AT&T, Inc.	444,466
319	Autodesk, Inc. (a)	59,694
580	Automatic Data Processing, Inc.	85,080
377	Cadence Design Systems, Inc. (a)	30,586
1,595	CenturyLink, Inc.	16,939
174	Chegg, Inc. (a)	7,439
174	Citrix Systems, Inc.	25,232
11,484	Comcast Corporation - Class A	432,143
58	CoStar Group, Inc. (a)	37,599
3,596	Facebook, Inc. - Class A (a)	736,137
58	FactSet Research Systems, Inc.	15,950
870	Fidelity National Information Services, Inc.	114,744
812	Fiserv, Inc. (a)	83,685
348	Intuit, Inc.	93,894
203	Liberty Broadband Corporation - Class C (a)	24,904
6,235	Microsoft Corporation	1,117,374
841	NortonLifeLock, Inc.	17,888
3,103	Oracle Corporation	164,366
1,711	PayPal Holdings, Inc. (a)	210,453
116	RingCentral, Inc. - Class A (a)	26,509
116	Roku, Inc. (a)	14,063
1,247	salesforce.com, Inc. (a)	201,952
1,450	Snap, Inc. - Class A (a)	25,535
232	Splunk, Inc. (a)	32,564
290	SS&C Technologies Holdings, Inc.	15,996
203	Synopsys, Inc. (a)	31,895
145	Take-Two Interactive Software, Inc. (a)	17,552
435	T-Mobile US, Inc. (a)	38,193
145	Twilio, Inc. - Class A (a)	16,284
1,073	Twitter, Inc. (a)	30,774
203	Veeva Systems, Inc. - Class A (a)	38,732
145	VeriSign, Inc. (a)	30,376
232	Verisk Analytics, Inc.	35,457
9,918	Verizon Communications, Inc.	569,789
3,190	Visa, Inc. - Class A	570,117
261	Workday, Inc. - Class A (a)	40,168
		5,839,569
	Management of Companies and Enterprises - 0.1%
638	Citizens Financial Group, Inc.	14,285

	Manufacturing - 27.5% ●
1,566	Advanced Micro Devices, Inc. (a)	82,043
348	Alphabet, Inc. - Class A (a)	468,652
348	Alphabet, Inc. - Class C (a)	469,334
551	Analog Devices, Inc.	60,390

3,509	Apple, Inc.	1,030,944
1,334	Applied Materials, Inc.	66,273
87	Arista Networks, Inc. (a)	19,079
435	Ball Corporation	28,532
174	Beyond Meat, Inc. (a)	17,224
580	Broadcom, Inc.	157,540
6,148	Cisco Systems, Inc.	260,552
203	Cummins, Inc.	33,190
464	Deere & Company	67,308
290	Dell Technologies, Inc. - Class C (a)	12,380
203	Dover Corporation	19,011
609	Eaton Corporation plc	50,852
145	Energizer Holdings, Inc.	5,649
5,655	Ford Motor Company	28,784
203	Fortinet, Inc. (a)	21,871
1,769	General Motors Company	39,431
87	IDEX Corporation	13,366
260	Ingersoll Rand, Inc. (a)	7,561
116	Ingredion, Inc.	9,419
9,541	Intel Corporation	572,269
551	International Paper Company	18,872
493	Juniper Networks, Inc.	10,649
261	Keysight Technologies, Inc. (a)	25,257
203	Lam Research Corporation	51,822
29	Lennox International, Inc.	5,414
928	Marvell Technology Group, Ltd.	24,815
377	Maxim Integrated Products, Inc.	20,727
29	Mettler-Toledo International, Inc. (a)	20,878
319	Microchip Technology, Inc.	27,986
1,595	Micron Technology, Inc. (a)	76,385
261	Motorola Solutions, Inc.	37,534
29	MSA Safety, Inc.	3,263
377	NetApp, Inc.	16,501
841	NVIDIA Corporation	245,807
493	PACCAR, Inc.	34,130
116	Packaging Corporation of America	11,211
145	Palo Alto Networks, Inc. (a)	28,494
174	Parker-Hannifin Corporation	27,513
145	Qorvo, Inc. (a)	14,214
1,769	QUALCOMM, Inc.	139,167
174	Rockwell Automation, Inc.	32,970
348	Seagate Technology plc	17,383
232	Skyworks Solutions, Inc.	24,100
493	Square, Inc. - Class A (a)	32,114
174	Stanley Black & Decker, Inc.	19,175
261	Teradyne, Inc.	16,323
203	Tesla, Inc. (a)	158,722
1,334	Texas Instruments, Inc.	154,837
297	Trane Technologies plc	25,964
87	TransDigm Group, Inc.	31,588
377	Trimble, Inc. (a)	13,056

145	Varian Medical Systems, Inc. (a)	16,585
261	Westinghouse Air Brake Technologies Corporation	14,726
87	Waters Corporation (a)	16,269
406	Western Digital Corporation	18,708
377	Westrock Company	12,136
87	Zebra Technologies Corporation - Class A (a)	19,980
		5,006,929
	Professional, Scientific, and Technical Services - 3.2%
203	CDW Corporation	22,492
435	Cerner Corporation	30,185
812	Cognizant Technology Solutions Corporation - Class A	47,112
1,160	eBay, Inc.	46,203
145	Gartner, Inc. (a)	17,228
261	GoDaddy, Inc. - Class A (a)	18,121
1,276	International Business Machines Corporation	160,215
261	IQVIA Holdings, Inc. (a)	37,216
87	Jack Henry & Associates, Inc.	14,229
203	Leidos Holdings, Inc.	20,058
145	Okta, Inc. (a)	21,939
348	Omnicom Group, Inc.	19,846
435	Paychex, Inc.	29,806
261	ServiceNow, Inc. (a)	91,752
116	VMware, Inc. - Class A (a)	15,256
		591,658
	Real Estate and Rental and Leasing - 5.5%
638	American Tower Corporation	151,844
2,117	Annaly Capital Management, Inc.	13,231
174	AvalonBay Communities, Inc.	28,353
232	Boston Properties, Inc.	22,546
116	Camden Property Trust	10,216
435	CBRE Group, Inc. - Class A (a)	18,674
609	Crown Castle International Corporation	97,093
319	Digital Realty Trust, Inc.	47,687
522	Duke Realty Corporation	18,114
116	Equinix, Inc.	78,323
232	Equity LifeStyle Properties, Inc.	13,992
522	Equity Residential	33,961
116	Essex Property Trust, Inc.	28,316
174	Extra Space Storage, Inc.	15,354
116	Federal Realty Investment Trust	9,659
609	Invitation Homes, Inc.	14,403
435	Iron Mountain, Inc.	10,518
145	Mid-America Apartment Communities, Inc.	16,229
348	Omega Healthcare Investors, Inc.	10,144
899	Prologis, Inc.	80,218
203	Public Storage	37,646
464	Realty Income Corporation	25,483
232	Regency Centers Corporation	10,187
174	SBA Communications Corporation	50,446
464	Simon Property Group, Inc.	30,981
116	Sun Communities, Inc.	15,591

406	UDR, Inc.	15,213
116	United Rentals, Inc. (a)	14,906
551	Ventas, Inc.	17,825
1,711	VEREIT, Inc.	9,376
232	Vornado Realty Trust	10,166
609	Welltower, Inc.	31,199
261	WP Carey, Inc.	17,169
		1,005,063
	Retail Trade - 1.7%
116	Advance Auto Parts, Inc.	14,026
87	AutoNation, Inc. (a)	3,240
29	AutoZone, Inc. (a)	29,589
348	Best Buy Company, Inc.	26,702
261	CarMax, Inc. (a)	19,223
58	Carvana Company (a)	4,646
232	Charter Communications, Inc. - Class A (a)	114,893
58	FirstCash, Inc.	4,167
754	KKR & Company, Inc. - Class A	19,008
116	O'Reilly Automotive, Inc. (a)	44,815
87	W.W. Grainger, Inc.	23,976
		304,285
	Transportation and Warehousing - 2.8%
203	C.H. Robinson Worldwide, Inc.	14,392
1,073	CSX Corporation	71,065
203	Expeditors International of Washington, Inc.	14,536
348	FedEx Corporation	44,116
145	Kansas City Southern	18,930
29	Lithia Motors, Inc. - Class A	3,206
377	Norfolk Southern Corporation	64,504
130	Old Dominion Freight Line, Inc.	18,888
1,015	Union Pacific Corporation	162,187
986	United Parcel Service, Inc. - Class B	93,335
		505,159
	Utilities - 0.5%
29	American States Water Company	2,302
261	American Water Works Company, Inc.	31,761
261	Hawaiian Electric Industries, Inc.	10,302
406	Sempra Energy	50,283
		94,648
	Wholesale Trade - 1.1%
290	Copart, Inc. (a)	23,232
812	Fastenal Company	29,411
203	Genuine Parts Company	16,094
203	Henry Schein, Inc. (a)	11,076
1,160	Johnson Controls International plc	33,767
232	KLA Corporation	38,069
406	LKQ Corporation (a)	10,617
290	McKesson Corporation	40,962
		203,228
	TOTAL COMMON STOCKS (Cost $18,780,107)	18,170,344

	SHORT-TERM INVESTMENTS - 0.3%
53,034	First American Government Obligations Fund, Class X - 0.25% *	53,034
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,034)	53,034
	TOTAL INVESTMENTS (Cost $18,833,141) - 99.9%	18,223,378
	Other Assets in Excess of Liabilities - 0.1%	10,765
	NET ASSETS - 100.0%	$18,234,143

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
●	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of April 30, 2020.